Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,314,743,264	2,314,743,264
Treasury stock, shares	123,118,123	55,843,639